Other Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Other receivable	¥ 13,906	¥ 13,740
Deferred tax assets (Note 16)	10,434	12,787
Costs on uncompleted construction contracts	9,572	5,799
Prepaid expenses	5,225	4,079
Other	8,926	11,954
Other current assets	¥ 48,063	¥ 48,359